Property and Equipment (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 43,825	$ 12,365	$ 421
Addition	6,206	31,460	11,944
Ending balance	50,031	43,825	12,365
Computer software and Equipment [Member]
Beginning balance	42,863	12,082	421
Addition	6,037	30,781	11,661
Ending balance	48,900	42,863	12,082
Furniture and Fixtures [Member]
Beginning balance	962	283
Addition	169	679	283
Ending balance	$ 1,131	$ 962	$ 283